Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000096654
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class A
Trading Symbol	PPIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.02% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$9,775	$10,000	$10,000
'15	$9,796	$10,002	$9,997
'15	$9,772	$9,975	$9,977
'15	$9,737	$9,943	$9,964
'16	$9,690	$10,080	$10,016
'16	$9,677	$10,151	$10,025
'16	$9,766	$10,244	$10,061
'16	$9,820	$10,284	$10,075
'16	$9,830	$10,286	$10,068
'16	$9,885	$10,471	$10,129
'16	$9,894	$10,537	$10,131
'16	$9,916	$10,525	$10,120
'16	$9,937	$10,519	$10,131
'16	$9,935	$10,439	$10,127
'16	$9,900	$10,192	$10,085
'16	$9,922	$10,206	$10,092
'17	$9,955	$10,226	$10,111
'17	$9,989	$10,295	$10,127
'17	$10,011	$10,290	$10,133
'17	$10,034	$10,369	$10,151
'17	$10,056	$10,449	$10,168
'17	$10,077	$10,438	$10,164
'17	$10,110	$10,483	$10,190
'17	$10,120	$10,577	$10,211
'17	$10,141	$10,527	$10,198
'17	$10,149	$10,533	$10,196
'17	$10,135	$10,519	$10,174
'17	$10,143	$10,568	$10,177
'18	$10,151	$10,446	$10,150
'18	$10,113	$10,347	$10,141
'18	$10,122	$10,413	$10,157
'18	$10,131	$10,336	$10,146
'18	$10,140	$10,410	$10,184
'18	$10,138	$10,397	$10,185
'18	$10,171	$10,399	$10,191
'18	$10,192	$10,466	$10,226
'18	$10,215	$10,399	$10,219
'18	$10,213	$10,317	$10,230
'18	$10,188	$10,378	$10,260
'18	$10,199	$10,569	$10,340
'19	$10,283	$10,681	$10,380
'19	$10,330	$10,675	$10,396
'19	$10,414	$10,880	$10,464
'19	$10,451	$10,883	$10,488
'19	$10,512	$11,076	$10,561
'19	$10,585	$11,215	$10,620
'19	$10,598	$11,240	$10,613
'19	$10,684	$11,531	$10,699
'19	$10,689	$11,470	$10,693
'19	$10,724	$11,504	$10,730
'19	$10,721	$11,498	$10,730
'19	$10,755	$11,490	$10,756
'20	$10,840	$11,711	$10,816
'20	$10,887	$11,922	$10,904
'20	$10,324	$11,852	$10,938
'20	$10,545	$12,063	$11,007
'20	$10,742	$12,119	$11,044
'20	$10,888	$12,195	$11,066
'20	$10,983	$12,377	$11,087
'20	$11,055	$12,277	$11,091
'20	$11,063	$12,271	$11,092
'20	$11,070	$12,216	$11,094
'20	$11,166	$12,336	$11,105
'20	$11,224	$12,353	$11,115
'21	$11,256	$12,264	$11,119
'21	$11,274	$12,087	$11,115
'21	$11,266	$11,936	$11,110
'21	$11,296	$12,030	$11,119
'21	$11,314	$12,070	$11,132
'21	$11,319	$12,155	$11,115
'21	$11,323	$12,290	$11,134
'21	$11,328	$12,267	$11,134
'21	$11,319	$12,161	$11,125
'21	$11,297	$12,157	$11,088
'21	$11,262	$12,193	$11,079
'21	$11,266	$12,162	$11,062
'22	$11,180	$11,900	$10,983
'22	$11,094	$11,767	$10,935
'22	$10,969	$11,441	$10,787
'22	$10,884	$11,006	$10,729
'22	$10,864	$11,077	$10,795
'22	$10,767	$10,904	$10,719
'22	$10,868	$11,170	$10,775
'22	$10,801	$10,854	$10,691
'22	$10,604	$10,385	$10,561
'22	$10,578	$10,251	$10,547
'22	$10,724	$10,628	$10,634
'22	$10,767	$10,580	$10,654
'23	$10,943	$10,905	$10,740
'23	$10,867	$10,623	$10,660
'23	$10,939	$10,893	$10,815
'23	$10,999	$10,959	$10,852
'23	$10,979	$10,840	$10,819
'23	$10,987	$10,801	$10,775
'23	$11,064	$10,794	$10,820
'23	$11,101	$10,725	$10,859
'23	$11,071	$10,452	$10,854
'23	$11,042	$10,287	$10,888
'23	$11,231	$10,753	$11,014
'23	$11,422	$11,165	$11,146
'24	$11,491	$11,134	$11,189
'24	$11,477	$10,977	$11,148
'24	$11,547	$11,078	$11,193
'24	$11,492	$10,798	$11,156
'24	$11,591	$10,981	$11,237
'24	$11,663	$11,085	$11,299
'24	$11,821	$11,344	$11,433
'24	$11,924	$11,507	$11,538
'24	$12,028	$11,661	$11,634
'24	$11,946	$11,372	$11,568
'24	$12,019	$11,493	$11,607
'24	$12,023	$11,304	$11,631
'25	$12,097	$11,364	$11,684
'25	$12,214	$11,614	$11,766
'25	$12,216	$11,619	$11,820
'25	$12,263	$11,664	$11,910
'25	$12,325	$11,581	$11,894
'25	$12,445	$11,759	$11,971
'25	$12,449	$11,728	$11,968
'25	$12,585	$11,868	$12,073
'25	$12,632	$11,998	$12,113

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.02%	2.69%	2.60%
Class A Adjusted for the Maximum Sales Charge (max 2.25% load)	2.65%	2.22%	2.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,126,844,936
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 2,762,634
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000096656
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class C
Trading Symbol	PPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.49%

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 4.24% (unadjusted for sales charges) for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$10,000	$10,000	$10,000
'15	$10,015	$10,002	$9,997
'15	$9,984	$9,975	$9,977
'15	$9,942	$9,943	$9,964
'16	$9,888	$10,080	$10,016
'16	$9,869	$10,151	$10,025
'16	$9,953	$10,244	$10,061
'16	$10,002	$10,284	$10,075
'16	$10,006	$10,286	$10,068
'16	$10,055	$10,471	$10,129
'16	$10,059	$10,537	$10,131
'16	$10,074	$10,525	$10,120
'16	$10,089	$10,519	$10,131
'16	$10,081	$10,439	$10,127
'16	$10,039	$10,192	$10,085
'16	$10,054	$10,206	$10,092
'17	$10,082	$10,226	$10,111
'17	$10,110	$10,295	$10,127
'17	$10,126	$10,290	$10,133
'17	$10,143	$10,369	$10,151
'17	$10,171	$10,449	$10,168
'17	$10,174	$10,438	$10,164
'17	$10,201	$10,483	$10,190
'17	$10,216	$10,577	$10,211
'17	$10,219	$10,527	$10,198
'17	$10,233	$10,533	$10,196
'17	$10,212	$10,519	$10,174
'17	$10,214	$10,568	$10,177
'18	$10,204	$10,446	$10,150
'18	$10,171	$10,347	$10,141
'18	$10,162	$10,413	$10,157
'18	$10,165	$10,336	$10,146
'18	$10,167	$10,410	$10,184
'18	$10,170	$10,397	$10,185
'18	$10,197	$10,399	$10,191
'18	$10,200	$10,466	$10,226
'18	$10,216	$10,399	$10,219
'18	$10,208	$10,317	$10,230
'18	$10,177	$10,378	$10,260
'18	$10,181	$10,569	$10,340
'19	$10,270	$10,681	$10,380
'19	$10,300	$10,675	$10,396
'19	$10,377	$10,880	$10,464
'19	$10,419	$10,883	$10,488
'19	$10,461	$11,076	$10,561
'19	$10,528	$11,215	$10,620
'19	$10,534	$11,240	$10,613
'19	$10,612	$11,531	$10,699
'19	$10,611	$11,470	$10,693
'19	$10,639	$11,504	$10,730
'19	$10,641	$11,498	$10,730
'19	$10,656	$11,490	$10,756
'20	$10,734	$11,711	$10,816
'20	$10,774	$11,922	$10,904
'20	$10,221	$11,852	$10,938
'20	$10,434	$12,063	$11,007
'20	$10,610	$12,119	$11,044
'20	$10,748	$12,195	$11,066
'20	$10,835	$12,377	$11,087
'20	$10,899	$12,277	$11,091
'20	$10,899	$12,271	$11,092
'20	$10,900	$12,216	$11,094
'20	$10,987	$12,336	$11,105
'20	$11,037	$12,353	$11,115
'21	$11,060	$12,264	$11,119
'21	$11,072	$12,087	$11,115
'21	$11,057	$11,936	$11,110
'21	$11,079	$12,030	$11,119
'21	$11,101	$12,070	$11,132
'21	$11,086	$12,155	$11,115
'21	$11,096	$12,290	$11,134
'21	$11,094	$12,267	$11,134
'21	$11,077	$12,161	$11,125
'21	$11,036	$12,157	$11,088
'21	$10,995	$12,193	$11,079
'21	$10,991	$12,162	$11,062
'22	$10,912	$11,900	$10,983
'22	$10,809	$11,767	$10,935
'22	$10,680	$11,441	$10,787
'22	$10,590	$11,006	$10,729
'22	$10,576	$11,077	$10,795
'22	$10,462	$10,904	$10,719
'22	$10,553	$11,170	$10,775
'22	$10,481	$10,854	$10,691
'22	$10,295	$10,385	$10,561
'22	$10,264	$10,251	$10,547
'22	$10,399	$10,628	$10,634
'22	$10,420	$10,580	$10,654
'23	$10,596	$10,905	$10,740
'23	$10,517	$10,623	$10,660
'23	$10,579	$10,893	$10,815
'23	$10,630	$10,959	$10,852
'23	$10,604	$10,840	$10,819
'23	$10,605	$10,801	$10,775
'23	$10,672	$10,794	$10,820
'23	$10,700	$10,725	$10,859
'23	$10,664	$10,452	$10,854
'23	$10,629	$10,287	$10,888
'23	$10,804	$10,753	$11,014
'23	$10,982	$11,165	$11,146
'24	$11,054	$11,134	$11,189
'24	$11,020	$10,977	$11,148
'24	$11,081	$11,078	$11,193
'24	$11,021	$10,798	$11,156
'24	$11,123	$10,981	$11,237
'24	$11,184	$11,085	$11,299
'24	$11,315	$11,344	$11,433
'24	$11,407	$11,507	$11,538
'24	$11,499	$11,661	$11,634
'24	$11,414	$11,372	$11,568
'24	$11,477	$11,493	$11,607
'24	$11,472	$11,304	$11,631
'25	$11,536	$11,364	$11,684
'25	$11,641	$11,614	$11,766
'25	$11,650	$11,619	$11,820
'25	$11,673	$11,664	$11,910
'25	$11,725	$11,581	$11,894
'25	$11,832	$11,759	$11,971
'25	$11,842	$11,728	$11,968
'25	$11,949	$11,868	$12,073
'25	$11,986	$11,998	$12,113

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.24%	1.92%	1.83%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.24%	1.92%	1.83%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,126,844,936
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 2,762,634
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000148124
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class R6
Trading Symbol	PPLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%

Gross expense ratio as of the latest prospectus: 0.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 5.39% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$10,000	$10,000	$10,000
'15	$10,012	$10,002	$9,997
'15	$9,990	$9,975	$9,977
'15	$9,956	$9,943	$9,964
'16	$9,911	$10,080	$10,016
'16	$9,911	$10,151	$10,025
'16	$9,992	$10,244	$10,061
'16	$10,050	$10,284	$10,075
'16	$10,062	$10,286	$10,068
'16	$10,120	$10,471	$10,129
'16	$10,143	$10,537	$10,131
'16	$10,156	$10,525	$10,120
'16	$10,179	$10,519	$10,131
'16	$10,180	$10,439	$10,127
'16	$10,146	$10,192	$10,085
'16	$10,170	$10,206	$10,092
'17	$10,207	$10,226	$10,111
'17	$10,243	$10,295	$10,127
'17	$10,268	$10,290	$10,133
'17	$10,294	$10,369	$10,151
'17	$10,319	$10,449	$10,168
'17	$10,343	$10,438	$10,164
'17	$10,379	$10,483	$10,190
'17	$10,391	$10,577	$10,211
'17	$10,415	$10,527	$10,198
'17	$10,426	$10,533	$10,196
'17	$10,425	$10,519	$10,174
'17	$10,424	$10,568	$10,177
'18	$10,434	$10,446	$10,150
'18	$10,409	$10,347	$10,141
'18	$10,408	$10,413	$10,157
'18	$10,420	$10,336	$10,146
'18	$10,432	$10,410	$10,184
'18	$10,443	$10,397	$10,185
'18	$10,467	$10,399	$10,191
'18	$10,491	$10,466	$10,226
'18	$10,517	$10,399	$10,219
'18	$10,518	$10,317	$10,230
'18	$10,494	$10,378	$10,260
'18	$10,507	$10,569	$10,340
'19	$10,596	$10,681	$10,380
'19	$10,647	$10,675	$10,396
'19	$10,736	$10,880	$10,464
'19	$10,775	$10,883	$10,488
'19	$10,841	$11,076	$10,561
'19	$10,919	$11,215	$10,620
'19	$10,934	$11,240	$10,613
'19	$11,025	$11,531	$10,699
'19	$11,032	$11,470	$10,693
'19	$11,071	$11,504	$10,730
'19	$11,070	$11,498	$10,730
'19	$11,108	$11,490	$10,756
'20	$11,198	$11,711	$10,816
'20	$11,248	$11,922	$10,904
'20	$10,669	$11,852	$10,938
'20	$10,901	$12,063	$11,007
'20	$11,106	$12,119	$11,044
'20	$11,259	$12,195	$11,066
'20	$11,360	$12,377	$11,087
'20	$11,436	$12,277	$11,091
'20	$11,447	$12,271	$11,092
'20	$11,457	$12,216	$11,094
'20	$11,559	$12,336	$11,105
'20	$11,621	$12,353	$11,115
'21	$11,657	$12,264	$11,119
'21	$11,679	$12,087	$11,115
'21	$11,673	$11,936	$11,110
'21	$11,707	$12,030	$11,119
'21	$11,728	$12,070	$11,132
'21	$11,736	$12,155	$11,115
'21	$11,744	$12,290	$11,134
'21	$11,752	$12,267	$11,134
'21	$11,745	$12,161	$11,125
'21	$11,711	$12,157	$11,088
'21	$11,692	$12,193	$11,079
'21	$11,698	$12,162	$11,062
'22	$11,611	$11,900	$10,983
'22	$11,524	$11,767	$10,935
'22	$11,384	$11,441	$10,787
'22	$11,311	$11,006	$10,729
'22	$11,293	$11,077	$10,795
'22	$11,183	$10,904	$10,719
'22	$11,305	$11,170	$10,775
'22	$11,226	$10,854	$10,691
'22	$11,038	$10,385	$10,561
'22	$11,015	$10,251	$10,547
'22	$11,171	$10,628	$10,634
'22	$11,205	$10,580	$10,654
'23	$11,406	$10,905	$10,740
'23	$11,331	$10,623	$10,660
'23	$11,410	$10,893	$10,815
'23	$11,476	$10,959	$10,852
'23	$11,446	$10,840	$10,819
'23	$11,458	$10,801	$10,775
'23	$11,555	$10,794	$10,820
'23	$11,584	$10,725	$10,859
'23	$11,556	$10,452	$10,854
'23	$11,530	$10,287	$10,888
'23	$11,745	$10,753	$11,014
'23	$11,935	$11,165	$11,146
'24	$12,025	$11,134	$11,189
'24	$12,014	$10,977	$11,148
'24	$12,091	$11,078	$11,193
'24	$12,022	$10,798	$11,156
'24	$12,143	$10,981	$11,237
'24	$12,221	$11,085	$11,299
'24	$12,374	$11,344	$11,433
'24	$12,501	$11,507	$11,538
'24	$12,612	$11,661	$11,634
'24	$12,517	$11,372	$11,568
'24	$12,611	$11,493	$11,607
'24	$12,618	$11,304	$11,631
'25	$12,699	$11,364	$11,684
'25	$12,811	$11,614	$11,766
'25	$12,833	$11,619	$11,820
'25	$12,885	$11,664	$11,910
'25	$12,954	$11,581	$11,894
'25	$13,069	$11,759	$11,971
'25	$13,092	$11,728	$11,968
'25	$13,223	$11,868	$12,073
'25	$13,292	$11,998	$12,113

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	5.39%	3.03%	2.89%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,126,844,936
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 2,762,634
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000096657
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class S
Trading Symbol	DBPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.49%

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 5.27% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$10,000	$10,000	$10,000
'15	$10,012	$10,002	$9,997
'15	$9,990	$9,975	$9,977
'15	$9,956	$9,943	$9,964
'16	$9,911	$10,080	$10,016
'16	$9,911	$10,151	$10,025
'16	$9,992	$10,244	$10,061
'16	$10,050	$10,284	$10,075
'16	$10,062	$10,286	$10,068
'16	$10,120	$10,471	$10,129
'16	$10,132	$10,537	$10,131
'16	$10,156	$10,525	$10,120
'16	$10,179	$10,519	$10,131
'16	$10,180	$10,439	$10,127
'16	$10,158	$10,192	$10,085
'16	$10,171	$10,206	$10,092
'17	$10,207	$10,226	$10,111
'17	$10,244	$10,295	$10,127
'17	$10,269	$10,290	$10,133
'17	$10,294	$10,369	$10,151
'17	$10,331	$10,449	$10,168
'17	$10,343	$10,438	$10,164
'17	$10,379	$10,483	$10,190
'17	$10,403	$10,577	$10,211
'17	$10,427	$10,527	$10,198
'17	$10,438	$10,533	$10,196
'17	$10,425	$10,519	$10,174
'17	$10,436	$10,568	$10,177
'18	$10,435	$10,446	$10,150
'18	$10,409	$10,347	$10,141
'18	$10,409	$10,413	$10,157
'18	$10,421	$10,336	$10,146
'18	$10,432	$10,410	$10,184
'18	$10,444	$10,397	$10,185
'18	$10,480	$10,399	$10,191
'18	$10,504	$10,466	$10,226
'18	$10,517	$10,399	$10,219
'18	$10,518	$10,317	$10,230
'18	$10,495	$10,378	$10,260
'18	$10,508	$10,569	$10,340
'19	$10,609	$10,681	$10,380
'19	$10,647	$10,675	$10,396
'19	$10,736	$10,880	$10,464
'19	$10,788	$10,883	$10,488
'19	$10,854	$11,076	$10,561
'19	$10,919	$11,215	$10,620
'19	$10,934	$11,240	$10,613
'19	$11,026	$11,531	$10,699
'19	$11,032	$11,470	$10,693
'19	$11,071	$11,504	$10,730
'19	$11,083	$11,498	$10,730
'19	$11,108	$11,490	$10,756
'20	$11,210	$11,711	$10,816
'20	$11,248	$11,922	$10,904
'20	$10,683	$11,852	$10,938
'20	$10,914	$12,063	$11,007
'20	$11,119	$12,119	$11,044
'20	$11,259	$12,195	$11,066
'20	$11,373	$12,377	$11,087
'20	$11,436	$12,277	$11,091
'20	$11,446	$12,271	$11,092
'20	$11,457	$12,216	$11,094
'20	$11,558	$12,336	$11,105
'20	$11,621	$12,353	$11,115
'21	$11,656	$12,264	$11,119
'21	$11,677	$12,087	$11,115
'21	$11,672	$11,936	$11,110
'21	$11,706	$12,030	$11,119
'21	$11,739	$12,070	$11,132
'21	$11,734	$12,155	$11,115
'21	$11,754	$12,290	$11,134
'21	$11,762	$12,267	$11,134
'21	$11,756	$12,161	$11,125
'21	$11,722	$12,157	$11,088
'21	$11,689	$12,193	$11,079
'21	$11,696	$12,162	$11,062
'22	$11,622	$11,900	$10,983
'22	$11,522	$11,767	$10,935
'22	$11,395	$11,441	$10,787
'22	$11,309	$11,006	$10,729
'22	$11,304	$11,077	$10,795
'22	$11,193	$10,904	$10,719
'22	$11,300	$11,170	$10,775
'22	$11,234	$10,854	$10,691
'22	$11,031	$10,385	$10,561
'22	$11,007	$10,251	$10,547
'22	$11,175	$10,628	$10,634
'22	$11,208	$10,580	$10,654
'23	$11,393	$10,905	$10,740
'23	$11,317	$10,623	$10,660
'23	$11,395	$10,893	$10,815
'23	$11,473	$10,959	$10,852
'23	$11,441	$10,840	$10,819
'23	$11,452	$10,801	$10,775
'23	$11,534	$10,794	$10,820
'23	$11,575	$10,725	$10,859
'23	$11,546	$10,452	$10,854
'23	$11,518	$10,287	$10,888
'23	$11,717	$10,753	$11,014
'23	$11,919	$11,165	$11,146
'24	$11,993	$11,134	$11,189
'24	$11,981	$10,977	$11,148
'24	$12,057	$11,078	$11,193
'24	$12,002	$10,798	$11,156
'24	$12,108	$10,981	$11,237
'24	$12,185	$11,085	$11,299
'24	$12,338	$11,344	$11,433
'24	$12,463	$11,507	$11,538
'24	$12,575	$11,661	$11,634
'24	$12,492	$11,372	$11,568
'24	$12,570	$11,493	$11,607
'24	$12,576	$11,304	$11,631
'25	$12,656	$11,364	$11,684
'25	$12,766	$11,614	$11,766
'25	$12,787	$11,619	$11,820
'25	$12,838	$11,664	$11,910
'25	$12,906	$11,581	$11,894
'25	$13,034	$11,759	$11,971
'25	$13,041	$11,728	$11,968
'25	$13,186	$11,868	$12,073
'25	$13,237	$11,998	$12,113

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.27%	2.95%	2.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,126,844,936
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 2,762,634
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000096658
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Institutional Class
Trading Symbol	PPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.39%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 5.38% for the period ended September 30, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 4.12%.

The Fund’s positive absolute performance for the 12 months was supported as the US Treasury yield curve steepened as investors anticipated lower short-term rates from the US Federal Reserve (Fed).

The Fund’s tactical shifts with respect to portfolio duration and corresponding interest rate sensitivity proved additive. In this vein, we were cautious in adding interest rate exposure when we viewed the market’s Fed rate cut projections as overly optimistic, while becoming more constructive as expectations moved towards pricing in fewer moves than our forecast. In addition, as the yield curve assumed a more normal upward sloping shape, we positioned the Fund to benefit from yield declines and corresponding price increases on bonds as they rolled down toward their maturity dates. In terms of sector exposures, we took advantage of various headlines which drove episodic spread widening to position the Fund opportunistically in investment grade corporate bonds, adding meaningfully to performance as we avoided credit issues. Finally, holdings of securitized assets provided strong performance highlighted by overweight exposure to consumer debt within asset-backed and mortgage-backed securities. Allocations to commercial mortgage-backed securities and collateralized loan obligations were also additive.

Positioning within the Fund’s Treasury allocation was a slight detractor as we were underweight the two-year segment of the curve which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,001,175	$1,000,166	$999,661
'15	$1,000,074	$997,524	$997,700
'15	$996,704	$994,300	$996,399
'16	$992,188	$1,007,983	$1,001,582
'16	$991,082	$1,015,133	$1,002,495
'16	$999,153	$1,024,447	$1,006,116
'16	$1,006,095	$1,028,379	$1,007,513
'16	$1,006,144	$1,028,643	$1,006,794
'16	$1,011,962	$1,047,125	$1,012,875
'16	$1,014,324	$1,053,745	$1,013,057
'16	$1,015,541	$1,052,540	$1,011,951
'16	$1,017,912	$1,051,923	$1,013,103
'16	$1,019,134	$1,043,877	$1,012,738
'16	$1,015,737	$1,019,185	$1,008,544
'16	$1,017,013	$1,020,622	$1,009,176
'17	$1,021,813	$1,022,625	$1,011,060
'17	$1,025,497	$1,029,498	$1,012,718
'17	$1,028,010	$1,028,958	$1,013,267
'17	$1,030,515	$1,036,899	$1,015,126
'17	$1,033,041	$1,044,880	$1,016,801
'17	$1,035,431	$1,043,828	$1,016,413
'17	$1,039,028	$1,048,320	$1,019,042
'17	$1,040,247	$1,057,723	$1,021,069
'17	$1,042,651	$1,052,685	$1,019,829
'17	$1,043,741	$1,053,295	$1,019,570
'17	$1,042,432	$1,051,943	$1,017,371
'17	$1,043,527	$1,056,771	$1,017,697
'18	$1,043,416	$1,044,600	$1,014,996
'18	$1,040,865	$1,034,698	$1,014,070
'18	$1,042,019	$1,041,334	$1,015,662
'18	$1,043,175	$1,033,589	$1,014,613
'18	$1,044,335	$1,040,966	$1,018,388
'18	$1,044,261	$1,039,686	$1,018,504
'18	$1,047,896	$1,039,933	$1,019,062
'18	$1,050,298	$1,046,624	$1,022,637
'18	$1,052,856	$1,039,884	$1,021,913
'18	$1,052,955	$1,031,666	$1,023,029
'18	$1,050,582	$1,037,825	$1,025,985
'18	$1,051,921	$1,056,891	$1,033,964
'19	$1,060,775	$1,068,115	$1,038,009
'19	$1,065,902	$1,067,496	$1,039,622
'19	$1,074,793	$1,087,994	$1,046,435
'19	$1,078,761	$1,088,273	$1,048,836
'19	$1,085,308	$1,107,592	$1,056,093
'19	$1,093,112	$1,121,501	$1,061,969
'19	$1,094,636	$1,123,968	$1,061,334
'19	$1,103,755	$1,153,092	$1,069,880
'19	$1,104,444	$1,146,951	$1,069,305
'19	$1,108,340	$1,150,406	$1,073,045
'19	$1,108,279	$1,149,820	$1,073,009
'19	$1,112,071	$1,149,019	$1,075,632
'20	$1,121,054	$1,171,131	$1,081,572
'20	$1,126,138	$1,192,210	$1,090,404
'20	$1,068,151	$1,185,194	$1,093,791
'20	$1,091,309	$1,206,262	$1,100,695
'20	$1,111,887	$1,211,878	$1,104,381
'20	$1,127,181	$1,219,512	$1,106,606
'20	$1,137,336	$1,237,728	$1,108,654
'20	$1,143,629	$1,227,737	$1,109,085
'20	$1,144,679	$1,227,064	$1,109,179
'20	$1,147,026	$1,221,585	$1,109,371
'20	$1,155,892	$1,233,571	$1,110,478
'20	$1,162,133	$1,235,271	$1,111,489
'21	$1,166,990	$1,226,414	$1,111,864
'21	$1,169,149	$1,208,704	$1,111,515
'21	$1,168,598	$1,193,611	$1,111,014
'21	$1,171,982	$1,203,040	$1,111,874
'21	$1,174,026	$1,206,971	$1,113,215
'21	$1,174,796	$1,215,451	$1,111,499
'21	$1,175,515	$1,229,041	$1,113,382
'21	$1,176,318	$1,226,701	$1,113,407
'21	$1,175,625	$1,216,080	$1,112,490
'21	$1,172,239	$1,215,745	$1,108,832
'21	$1,170,257	$1,219,342	$1,107,930
'21	$1,170,941	$1,216,222	$1,106,232
'22	$1,162,220	$1,190,020	$1,098,314
'22	$1,153,520	$1,176,744	$1,093,513
'22	$1,139,485	$1,144,052	$1,078,696
'22	$1,132,198	$1,100,637	$1,072,903
'22	$1,130,361	$1,107,734	$1,079,483
'22	$1,119,335	$1,090,356	$1,071,881
'22	$1,130,192	$1,116,998	$1,077,509
'22	$1,123,627	$1,085,435	$1,069,106
'22	$1,104,827	$1,038,537	$1,056,054
'22	$1,101,172	$1,025,086	$1,054,725
'22	$1,118,137	$1,062,784	$1,063,422
'22	$1,121,560	$1,057,990	$1,065,447
'23	$1,140,260	$1,090,538	$1,074,010
'23	$1,134,154	$1,062,342	$1,066,016
'23	$1,140,656	$1,089,328	$1,081,526
'23	$1,148,667	$1,095,930	$1,085,223
'23	$1,145,650	$1,083,997	$1,081,898
'23	$1,146,861	$1,080,131	$1,077,508
'23	$1,155,241	$1,079,378	$1,082,026
'23	$1,159,487	$1,072,484	$1,085,867
'23	$1,156,737	$1,045,230	$1,085,353
'23	$1,154,097	$1,028,735	$1,088,766
'23	$1,174,224	$1,075,323	$1,101,431
'23	$1,194,656	$1,116,485	$1,114,588
'24	$1,202,227	$1,113,419	$1,118,929
'24	$1,201,159	$1,097,688	$1,114,845
'24	$1,208,931	$1,107,824	$1,119,287
'24	$1,203,539	$1,079,842	$1,115,555
'24	$1,215,648	$1,098,149	$1,123,664
'24	$1,223,472	$1,108,545	$1,129,948
'24	$1,238,852	$1,134,437	$1,143,344
'24	$1,249,996	$1,150,739	$1,153,755
'24	$1,261,176	$1,166,147	$1,163,371
'24	$1,253,066	$1,137,228	$1,156,778
'24	$1,260,996	$1,149,252	$1,160,655
'24	$1,263,208	$1,130,444	$1,163,137
'25	$1,271,362	$1,136,441	$1,168,443
'25	$1,282,493	$1,161,445	$1,176,645
'25	$1,284,678	$1,161,882	$1,182,041
'25	$1,288,403	$1,166,448	$1,190,992
'25	$1,295,293	$1,158,096	$1,189,440
'25	$1,308,334	$1,175,903	$1,197,050
'25	$1,310,625	$1,172,801	$1,196,812
'25	$1,323,753	$1,186,828	$1,207,298
'25	$1,329,064	$1,199,775	$1,211,316

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	5.38%	3.03%	2.89%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Year Government/Credit Index	4.12%	1.78%	1.94%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,126,844,936
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 2,762,634
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,126,844,936
Number of Portfolio Holdings	568
Portfolio Turnover Rate (%)	133
Total Net Advisory Fees Paid ($)	2,762,634
Effective Duration	2.5 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	51%
Asset-Backed	19%
Government & Agency Obligations	12%
Commercial Mortgage-Backed Securities	10%
Mortgage-Backed Securities Pass-Throughs	7%
Collateralized Mortgage Obligations	6%
Cash Equivalents	2%
Exchange-Traded Funds	1%
Loan Participations and Assignments	0%
Other Assets and Liabilities, Net	(8%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	28%
A	20%
BBB	36%
BB	5%
B	2%
CCC	0%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]